Blazzard, Grodd & Hasenauer, P.C.
943 Post Road East
Westport, CT 06880
(203) 226-7866



May 2, 2005



VIA EDGAR


Securities and Exchange Commission
Division of Investment Management
Office of Insurance Products
450 Fifth Street, NW
Washington, D.C.   20549

         Re:      General American Life Insurance Company and
                  General American Separate Account Two
                  File No. 002-39272
                  Rule 497(j) Certification
                  ---------------------------------------------

Dear Sir/Madam:

On behalf of General American Life Insurance Company (the "Company") and General American Separate Account Two (the "Separate Account"), I hereby certify, pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, that the Prospectus and Statement of Additional Information dated May 1, 2005 being used for certain variable annuity contracts offered by the Company through the Separate Account and otherwise required to be filed under paragraph (c) of Rule 497 do not differ from the Prospectus and Statement of Additional Information contained in Post-Effective Amendment No. 51 for the Separate Account filed electronically with the Securities and Exchange Commission on April 29, 2005.

If you have any questions, please contact me at (203) 226-7866.

Sincerely,

BLAZZARD, GRODD & HASENAUER, P.C.



By: /s/RAYMOND A. O'HARA III
    --------------------------
    Raymond A. O'Hara III